Equity Transactions (Details) - Stock Option [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Option Outstanding at beginning of period	58,000	41,200	32,000
Option Granted	2,400	16,800	10,000
Option Exercised			(800)
Option Outstanding at end of period	60,400	58,000	41,200
Option Excersiable at end of period	60,400	58,000
Outstanding Weighted Average Exercise Price at the beginning of period	$ 12.50	$ 15.00	$ 12.50
Weighted Average Exercise Price, Granted	7.42	5.00	18.75
Weighted Average Exercise Price, Exercised			2.50
Outstanding Weighted Average Exercise Price at the end of period	12.29	12.50	$ 15.00
Excersiable Weighted Average Exercise Price at the end of period	$ 12.29	$ 12.50
Weighted Average Remaining Contractual Term at the beginning of period	5 years 2 months 12 days	5 years 9 months 18 days	5 years 10 months 24 days
Weighted Average Remaining Contractual Term, Granted		4 years 6 months	5 years
Weighted Average Remaining Contractual Term at the end	4 years 1 month 6 days	5 years 2 months 12 days	5 years 9 months 18 days
Excersiable Weighted Average Remaining Contractual Term at the end of period	4 years 6 months	5 years 2 months 12 days
Aggregate Intrinsic Value Outstanding at beginning of period	$ 87,480	$ 142,000	$ 142,000
Granted		131,000
Options Exercised or Forfeited
Aggregate Intrinsic Value Outstanding at end of period	2,100	87,480	$ 142,000
Aggregate Intrinsic Value Exercisable	$ 2,100	$ 273,000